Summary of Significant Accounting Policies (Details) - Schedule of Amounts and Percentages of Total Revenues ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 13,190	$ 1,815	¥ 1,896
Total revenues percentage	100.00%	100.00%	100.00%
Sourcing services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 75	$ 10	¥ 1,435
Total revenues percentage	0.60%	0.60%	75.70%
Product sales [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 12,389	$ 1,705
Total revenues percentage	93.90%	93.90%
Battery-swapping services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 726	$ 100	¥ 461
Total revenues percentage	5.50%	5.50%	24.30%